Basis of presentation (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) aircraft spareEngine	Dec. 31, 2022 USD ($)
Basis of Presentation [Line Items]
Cash proceeds from insurance claim settlements	$ 172,000	$ 1,254,400	$ 0
Net (recoveries) charges related to Ukraine Conflict	$ (194,750)	$ (1,287,972)	$ 2,665,651
Russian Federation
Basis of Presentation [Line Items]
Number of aircraft on lease | aircraft		67
Number of engines on lease | spareEngine		10
Cash proceeds from insurance claim settlements		$ 1,300,000